Reverse Stock Splits	12 Months Ended
Dec. 31, 2014
Reverse stock split and Shareholders' Equity [Abstract]
Reverse Stock Splits
14.	Reverse Stock Splits

Effective February 14, 2013, the Company effectuated a reverse stock split at a ratio of 1 for 10. The reverse stock split consolidated 10 shares of common stock into one share of common stock at a par value of $0.001 per share. Effective December 2, 2013, the Company effectuated a reverse stock split at a ratio of 1 for 5. The reverse stock split consolidated five shares of common stock into one share of common stock at a par value of $0.001 per share. As a result of the reverse stock split, the number of outstanding common shares reduced at that time from 94,324,530 to 18,864,906 subject to adjustment for fractional shares. The reverse stock split did not affect any shareholder’s ownership percentage of the Company’s common shares, except to the limited extent that the reverse stock split resulted in any shareholder owning a fractional share. Fractional shares of common stock were rounded up to the nearest whole share.